Deferred Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current			$ 114,000,000	$ 98,000,000
Deferred Revenue, Recognized, 2015	$ 114,000,000
Deferred Revenue, Recognized, 2016	32,000,000
Deferred Revenue, Recognized, 2017	29,000,000
Deferred Revenue, Recognized, 2018	24,000,000
Deferred Revenue, Recognized, 2019	16,000,000
Deferred Revenue, Recognized, Thereafter	22,000,000
Deferred Revenue, Total	190,000,000	$ 136,000,000	237,000,000	190,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	190,000,000	136,000,000
Additions	926,000,000	588,000,000
Amortization	(879,000,000)	(534,000,000)
Deferred Revenue, Period Ending Balance	237,000,000	190,000,000
Deferred Revenue, Noncurrent			123,000,000	92,000,000
Annual Listing Fee [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Total	0	0	0	0
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	0	0
Additions	363,000,000	358,000,000
Amortization	(363,000,000)	(358,000,000)
Deferred Revenue, Period Ending Balance	0	0
Original Listing Fee Revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Recognized, 2015	13,000,000
Deferred Revenue, Recognized, 2016	9,000,000
Deferred Revenue, Recognized, 2017	9,000,000
Deferred Revenue, Recognized, 2018	9,000,000
Deferred Revenue, Recognized, 2019	8,000,000
Deferred Revenue, Recognized, Thereafter	18,000,000
Deferred Revenue, Total	50,000,000	35,000,000	66,000,000	50,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	50,000,000	35,000,000
Additions	25,000,000	20,000,000
Amortization	(9,000,000)	(5,000,000)
Deferred Revenue, Period Ending Balance	66,000,000	50,000,000
Other Listing Fee Revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Recognized, 2015	19,000,000
Deferred Revenue, Recognized, 2016	21,000,000
Deferred Revenue, Recognized, 2017	19,000,000
Deferred Revenue, Recognized, 2018	14,000,000
Deferred Revenue, Recognized, 2019	8,000,000
Deferred Revenue, Recognized, Thereafter	2,000,000
Deferred Revenue, Total	59,000,000	46,000,000	83,000,000	59,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	59,000,000	46,000,000
Additions	71,000,000	29,000,000
Amortization	(47,000,000)	(16,000,000)
Deferred Revenue, Period Ending Balance	83,000,000	59,000,000
Market Data Fee and Other Revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Recognized, 2015	82,000,000
Deferred Revenue, Recognized, 2016	2,000,000
Deferred Revenue, Recognized, 2017	1,000,000
Deferred Revenue, Recognized, 2018	1,000,000
Deferred Revenue, Recognized, 2019	0
Deferred Revenue, Recognized, Thereafter	2,000,000
Deferred Revenue, Total	81,000,000	55,000,000	$ 88,000,000	$ 81,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	81,000,000	55,000,000
Additions	467,000,000	181,000,000
Amortization	(460,000,000)	(155,000,000)
Deferred Revenue, Period Ending Balance	$ 88,000,000	$ 81,000,000